Financial Risk Management - Market Price Fluctuations - Currency Appreciation (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	$ (235.6)	$ (149.2)
Net earnings (loss)	(196.4)	(126.2)
Pre-tax other comprehensive income (loss)	(608.6)	(657.7)
Other comprehensive income (loss)	(573.9)	(637.0)
Canadian dollar
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	12.7	0.1
Net earnings (loss)	9.6	(1.3)
Pre-tax other comprehensive income (loss)	(113.6)	(137.2)
Other comprehensive income (loss)	(116.8)	(134.9)
Euro
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(57.3)	37.8
Net earnings (loss)	(52.3)	31.8
Pre-tax other comprehensive income (loss)	30.2	(13.8)
Other comprehensive income (loss)	40.9	(4.9)
British pound sterling
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(5.7)	15.6
Net earnings (loss)	(2.4)	12.6
Pre-tax other comprehensive income (loss)	(125.5)	(98.5)
Other comprehensive income (loss)	(124.7)	(98.1)
Indian rupee
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(108.0)	(105.8)
Net earnings (loss)	(93.8)	(95.0)
Pre-tax other comprehensive income (loss)	(275.4)	(308.7)
Other comprehensive income (loss)	(254.2)	(305.7)
All other currencies
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(77.3)	(96.9)
Net earnings (loss)	(57.5)	(74.3)
Pre-tax other comprehensive income (loss)	(124.3)	(99.5)
Other comprehensive income (loss)	$ (119.1)	$ (93.4)